Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BIF MULTI STATE MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
BIF California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BIF California Municipal Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BIF California Municipal Money Fund (“California Fund” or the “Fund”), a series of BIF Multi-State Municipal Series Trust, is to seek current income exempt from Federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of California Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	California Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term municipal securities and municipal securities issued by or on behalf of the state of California or its agencies, political subdivisions or instrumentalities, or other qualifying issuers, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to the Federal alternative minimum tax) and exempt from California personal income tax and corporate income tax (“California municipal securities”). California municipal securities consist principally of municipal notes and commercial paper, short-term municipal bonds, variable rate demand obligations and short-term municipal derivative securities. The Fund may also invest in repurchase agreements and purchase and sale contracts.

		Under normal circumstances, the Fund will generally invest at least 80% of its assets in California municipal securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	California Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Enhanced Securities Risk — The Fund may invest more than 25% of its assets in California municipal securities secured by bank letters of credit. The bank may not be able to meet its obligations under a letter of credit.
  Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  State Specific Risk — The Fund will invest primarily in California municipal securities. As a result, the Fund is more exposed to risks affecting issuers of California municipal securities. The State of California, like the rest of the nation, is slowly emerging from the most significant economic downturn since the Great Depression. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress.
  Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
  Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand obligations or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how California Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how California Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	BIF California Municipal Money Fund ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/13 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BIF California Municipal Money Fund | BIF California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.474%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.125%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.051%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
2004	rr_AnnualReturn2004	0.69%
2005	rr_AnnualReturn2005	1.83%
2006	rr_AnnualReturn2006	2.86%
2007	rr_AnnualReturn2007	3.11%
2008	rr_AnnualReturn2008	1.63%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.00%
2013	rr_AnnualReturn2013	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	1.02%

[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.